Stock-based Compensation Plans - Schedule of PSU and RSU Plans Activity (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PSUs
Number of units (thousands)
Outstanding, beginning of year (shares)	1,976	2,118
Granted (shares)	587	586
Notional dividends reinvested (shares)	60	71
Paid out (shares)	(697)	(735)
Cancelled/forfeited (shares)	(28)	(64)
Outstanding, end of year (shares)	1,898	1,976
Additional information ($ millions)
Compensation expense recognized	$ 74	$ 58
Compensation expense unrecognized	33	32
Cash payout	50	54
Accrued liability as at December 31	132	108
Aggregate intrinsic value as at December 31	$ 165	$ 140
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average contractual life (years)	1 year
RSUs
Number of units (thousands)
Outstanding, beginning of year (shares)	1,048	1,050
Granted (shares)	378	356
Notional dividends reinvested (shares)	32	37
Paid out (shares)	(371)	(355)
Cancelled/forfeited (shares)	(27)	(40)
Outstanding, end of year (shares)	1,060	1,048
Additional information ($ millions)
Compensation expense recognized	$ 26	$ 20
Compensation expense unrecognized	17	15
Cash payout	21	19
Accrued liability as at December 31	46	39
Aggregate intrinsic value as at December 31	$ 63	$ 54
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average contractual life (years)	1 year